Long-Term Debt, Long-Term Debt Including Related Party Debt (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Nov. 22, 2019	Aug. 30, 2019	Dec. 31, 2018
Debt Instruments [Abstract]
Long-term debt	$ 16,000,000
Presented [Abstract]
Current portion of long-term debt	1,600,000			$ 0
Less: Current portion of deferred finance costs	(77,105)			0
Current portion of long-term debt, net of deferred finance costs	1,522,895			0
Non-Current portion of long-term debt	9,400,000			0
Less: Non-Current portion of deferred finance costs	(165,835)			0
Non-Current portion of long-term debt, net of deferred finance costs	9,234,165			0
$11.0 Million Alpha Bank Financing [Member]
Debt Instruments [Abstract]
Face amount	$ 11,000,000	$ 11,000,000
Borrowers - Issuers	Spetses- Pikachu
Long-term debt	$ 11,000,000			0
Less: Deferred financing costs	(242,940)			0
Total long-term debt, net of deferred finance costs	10,757,060			0
$11.0 Million Alpha Bank Financing [Member] | Thalassa [Member]
Debt Instruments [Abstract]
Face amount		$ 11,000,000
$5.0 Million Term Loan Facility [Member] | Thalassa [Member]
Debt Instruments [Abstract]
Face amount	5,000,000		$ 5,000,000
Long-term debt	$ 5,000,000			$ 0